SEGMENTED INFORMATION Schedule of revenue by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	$ 615,607	$ 607,798	$ 548,523
Cost of goods sold (note 20)	397,864	413,943	369,544
Gross margin	$ 217,743	$ 193,855	$ 178,979
Gross margin %	35.40%	31.90%	32.60%
Expenses	$ 196,395	$ 183,741	$ 185,573
Earnings (loss) from operations	21,348	10,114	(6,594)
Total assets	578,459	546,332	515,364
OEM Solutions
Segment Reporting Information [Line Items]
Revenue	516,517	523,366	476,650
Cost of goods sold (note 20)	349,921	371,559	336,132
Gross margin	$ 166,596	$ 151,807	$ 140,518
Gross margin %	32.30%	29.00%	29.50%
Enterprise Solutions
Segment Reporting Information [Line Items]
Revenue	$ 71,486	$ 63,072	$ 71,873
Cost of goods sold (note 20)	31,537	29,945	33,412
Gross margin	$ 39,949	$ 33,127	$ 38,461
Gross margin %	55.90%	52.50%	53.50%
Cloud and Connectivity Services [Member]
Segment Reporting Information [Line Items]
Revenue	$ 27,604	$ 21,360	$ 0
Cost of goods sold (note 20)	16,406	12,439	0
Gross margin	$ 11,198	$ 8,921	$ 0
Gross margin %	40.60%	41.80%	0.00%